Note 9 - Long Term Debt and Revolving Lines of Credit (Details Textual) - USD ($)		1 Months Ended										2 Months Ended	3 Months Ended	12 Months Ended	21 Months Ended
	Aug. 18, 2014	Dec. 05, 2018	Apr. 30, 2018	Sep. 30, 2017	May 31, 2017	Mar. 31, 2017	Nov. 30, 2016	Apr. 30, 2016	Jan. 31, 2016	Nov. 30, 2015	Aug. 31, 2014	Jan. 31, 2019	Jan. 31, 2019	Oct. 31, 2018	Sep. 30, 2017	Oct. 09, 2018	Oct. 31, 2017	Oct. 02, 2017	Aug. 24, 2017	Jul. 31, 2017
Long-term Debt, Total												$ 337,829,000	$ 337,829,000	$ 173,470,065			$ 156,984,830
Line of Credit Facility, Maximum Borrowing Capacity																$ 1,500,000
Long-term Debt, Gross												357,000,000	357,000,000	175,845,050			161,179,150
Debt Instrument, Unamortized Premium, Total														$ 539,535			327,473
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost		$ (13,000,000)
Senior Secured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.375%													10.375%
Proceeds from Issuance of Debt	$ 140,000,000		$ 15,000,000				$ 40,000,000				$ 140,000,000
Repayments of Debt				$ 3,000,000	$ 2,807,000	$ 3,000,000		$ 10,000,000	$ 7,665,000					$ 0	$ 26,000,000
Debt Instrument, Premium Percent			104.00%
Long-term Debt, Gross			$ 15,600,000											0			1,266,000
Debt Instrument, Unamortized Premium, Total			600,000
Original Senior Secured Notes [Member]
Long-term Debt, Total														0
New Senior Secured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																			10.375%
Long-term Debt, Total														167,600,000
Proceeds from Issuance of Debt			$ 15,000,000
Debt Instrument, Premium Percent			104.00%
Long-term Debt, Gross			$ 15,600,000											167,553,000			151,287,000
Debt Instrument, Unamortized Premium, Total			$ 600,000
Seller Notes [Member]
Long-term Debt, Gross														8,292,050			8,626,150
Seller Notes [Member] | Former Owners of Camfaud [Member]
Debt Instrument, Face Amount							$ 6,200,000
Debt Instrument, Interest Rate, Stated Percentage							5.00%
Seller Notes [Member] | Former Owners of Reilly [Member]
Debt Instrument, Face Amount																				$ 1,900,000
Debt Instrument, Interest Rate, Stated Percentage																				5.00%
Asset Backed Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity												60,000,000	60,000,000
Long-term Line of Credit, Total												17,300,000	$ 17,300,000
Asset Backed Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage													0.25%
Asset Backed Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage													0.50%
Asset Backed Revolving Credit Facility [Member] | Standby Letters of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity												7,500,000	$ 7,500,000
Asset Backed Revolving Credit Facility [Member] | Other Loan Borrowings [Member]
Line of Credit Facility, Maximum Borrowing Capacity												7,500,000	$ 7,500,000
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 30,000,000			$ 65,000,000						$ 35,000,000				65,000,000	$ 65,000,000
Long-term Line of Credit, Total														48,735,228			44,597,240
The UK Revolver [Member]
Debt Instrument, Basis Spread on Variable Rate							2.00%
Line of Credit Facility, Maximum Borrowing Capacity							$ 28,000,000
Long-term Line of Credit, Total														$ 14,251,734			$ 21,291,631
Base Rate [Member] | Asset Backed Revolving Credit Facility [Member] | Other Loan Borrowings [Member]
Debt Instrument, Basis Spread on Variable Rate													1.25%
London Interbank Offered Rate (LIBOR) [Member] | Asset Backed Revolving Credit Facility [Member] | Other Loan Borrowings [Member]
Debt Instrument, Basis Spread on Variable Rate													2.25%
London Interbank Offered Rate (LIBOR) [Member] | The UK Revolver [Member]
Debt Instrument, Basis Spread on Variable Rate							2.00%
Term Loan Agreement [Member]
Debt Instrument, Face Amount												$ 357,000,000	$ 357,000,000
Debt Instrument, Interest Rate, Stated Percentage												5.00%	5.00%
Long-term Debt, Total												$ 357,000,000	$ 357,000,000
Term Loan Agreement [Member] | Eurodollar [Member]
Debt Instrument, Basis Spread on Variable Rate													6.00%
Term Loan Agreement [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate													5.00%
Average Excess Availability, Tranche One [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent										66.67%				66.67%
Average Excess Availability, Tranche One [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate				2.00%						2.25%				2.00%
Average Excess Availability, Tranche Two [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent														33.33%
Average Excess Availability, Tranche Two [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent														66.67%
Average Excess Availability, Tranche Two [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate										2.50%				2.25%
Average Excess Availability, Tranche Two [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent										33.33%
Average Excess Availability, Tranche Two [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent										66.67%
Average Excess Availability, Tranche Three [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Quarterly Average Excess Availability, Percent														33.33%
Average Excess Availability, Tranche Three [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate										2.75%				2.50%
Line of Credit Facility, Quarterly Average Excess Availability, Percent										33.33%
Transferred From the Revolver Balance to a 3-month Line of Credit [Member] | Revolving Credit Facility [Member]
Long-term Line of Credit, Total																		$ 35,000,000
Transferred From the Revolver Balance to a 3-month Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate, Stated Percentage																	3.56%